Supplement	12 Months Ended
Aug. 31, 2012
Institutional | Vanguard Intermediate-Term Corporate Bond Index Fu
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Intermediate-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated October 16, 2013

The following replaces a similar table under the heading 'Annual Total Returns':

Average Annual Total Returns for Periods Ended December 31, 2012

_____________________________________________________________1 Year___Since

______________________________________________________________________Inception (Nov.

______________________________________________________________________19, 2009)

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral Shares

Return Before Taxes_______________________________________ 10.85% ________9.41

Return After Taxes on Distributions_________________________ 9.41____________7.83

Return After Taxes on Distributions and Sale of Fund Shares______7.06 ____________7.13

Barclays U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) _______________11.55% _________ 9.71%

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1646 112013

Institutional | Vanguard Long-Term Corporate Bond Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Long-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated October 16, 2013

The following replaces a similar table under the heading 'Annual Total Returns':

Average Annual Total Returns for Periods Ended December 31, 2012

________________________________________________________________ 1 Year____Since

______________________________________________________________________Inception

______________________________________________________________________(Nov.19, 2009)

Vanguard Long-Term Corporate Bond Index Fund Institutional Shares

Return Before Taxes______________________________________________11.18%____ 12.08%

Return After Taxes on Distributions__________________________________9.37______ 10.06

Return After Taxes on Distributions and Sale of Fund Shares____________7.22________ 9.15

Barclays U.S. 10+ Year Corporate Bond Index(reflects no deduction for fees, expenses, or taxes______________________12.41%___ 12.55%

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1647 112013

Participant | Vanguard Intermediate-Term Corporate Bond Index Fu
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Intermediate-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares for Participants Dated October 16, 2013

The following replaces a similar table under the heading 'Annual Total Returns':

Average Annual Total Returns for Periods Ended December 31, 2012

________________________________________________________________1 Year____Since

______________________________________________________________________Inception (Mar.

_______________________________________________________________________2, 2010)

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral Shares _______________________________________________10.84%% __9.48%%

Barclays U.S. 5-10 Year Corporate Bond Index(reflects no deduction for fees or expenses)______________________ 11.55% _____9.76%

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1946 112013

Participant | Vanguard Long-Term Corporate Bond Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Long-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares for Participants Dated October 16, 2013

The following replaces a similar table under the heading 'Annual Total Returns':

Average Annual Total Returns for Periods Ended December 31, 2012

________________________________________________________________1 Year____Since

______________________________________________________________________Inception (Jan.

____________________________________________________________________19, 2010)

Vanguard Long-Term Corporate Bond Index Fund Admiral Shares _________________________________________________11.17%__12.36%

Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees or expenses)__________________________12.41% __12.97%

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1947 112013

Retail | Vanguard Intermediate-Term Corporate Bond Index Fu
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(r)]

Vanguard Intermediate-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares Dated October 16, 2013

The following replaces a similar table under the heading 'Annual Total Returns':

Average Annual Total Returns for Periods Ended December 31, 2012

Average Annual Total Returns for Periods Ended December 31, 2012

________________________________________________________________1 Year____Since

______________________________________________________________________Inception (Mar.

_______________________________________________________________________2, 2010)

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral Shares

Return Before Taxes______________________________________________10.84% 9.48%

Return After Taxes on Distributions_________________________________9.41 ____7.91

Return After Taxes on Distributions and Sale of Fund Shares___________7.05____ 7.19

Barclays U.S. 5-10 Year Corporate Bond Index

(reflects no deduction for fees, expenses, or taxes) ____________________11.55%__9.76%

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1946 112013

Retail | Vanguard Long-Term Corporate Bond Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Long-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(TM) Shares Dated October 16, 2013

The following replaces a similar table under the heading 'Annual Total Returns':

Average Annual Total Returns for Periods Ended December 31, 2012

________________________________________________________________1 Year____Since

______________________________________________________________________Inception (Jan.

____________________________________________________________________19, 2010)

Vanguard Long-Term Corporate Bond Index Fund Admiral Shares

Return Before Taxes______________________________________________11.17%___ 12.36

Return After Taxes on Distributions_________________________________9.37 ______10.33

Return After Taxes on Distributions and Sale of Fund Shares___________7.22 _______9.38

Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxex) ____________________12.41%__ 12.97%

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1947 112013